                                                497(e)
                                                033-02460, 033-74092, 333-00373,
                                                333-40309, 333-90737, 333-53836,
                                                033-61122


                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

                        SUPPLEMENT DATED OCTOBER 13, 2003
                                       TO
                          PROSPECTUS DATED MAY 1, 2003

All references to Conseco Series Trust are changed to 40/86 Series Trust throughout the prospectus. All references to Conseco Capital Management, Inc. and CCM are changed to 40/86 Advisors, Inc. and 40/86, respectively, throughout the prospectus. All references to Conseco 20 Focus Portfolio are changed to Focus 20 Portfolio throughout the prospectus.

PLEASE USE THIS SUPPLEMENT WITH THE MAY 1, 2003 PROSPECTUS. READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP BOTH DOCUMENTS TOGETHER FOR FUTURE REFERENCE.